Operating Expenses, Valuation of Stock Compensation (Details)		1 Months Ended						12 Months Ended
		Jun. 30, 2021 shares	Mar. 31, 2021 shares $ / shares	Jan. 31, 2021 shares	Jun. 30, 2020 shares	May 31, 2020 shares $ / shares	Jan. 31, 2020 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vested (in shares)	[1]							733,133	550,002	755,500
January 2021 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)				699,000
Number of restricted stock vesting in one year (in shares)				153,066
Number of restricted stock vesting in two years (in shares)				153,067
Number of restricted stock vesting in three years (in shares)				153,067
Number of restricted stock, vested subject to certain market conditions (in shares)			119,900
Number of shares vested, fair value (in dollars per share) | $ / shares			$ 3.22
Number of restricted stock, vested (in shares)				119,900
January 2021 [Member] | Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)				175,000
January 2020 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)							660,000
Number of restricted stock vesting in one year (in shares)							253,334
Number of restricted stock vesting in two years (in shares)							53,333
Number of restricted stock vesting in three years (in shares)							153,333
Number of restricted stock, vested subject to certain market conditions (in shares)						200,000
Number of shares vested, fair value (in dollars per share) | $ / shares						$ 3.5637
January 2020 [Member] | Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)							150,000
Number of restricted stock, vested (in shares)		120,000			30,000

[1]	Does not include shares in lieu of dividends